Segment information (Tables)	12 Months Ended
Mar. 29, 2020
Operating Segments [Abstract]
Schedule of Operating Segments

	Year ended March 29, 2020
	Direct-to-Consumer	Wholesale	Other	Total
	$	$	$	$
Revenue	525.0	424.0	9.1	958.1
Cost of sales	130.0	226.2	8.6	364.8
Gross profit	395.0	197.8	0.5	593.3
Selling, general and administrative expenses	107.4	49.9	193.2	350.5
Depreciation and amortization	38.6	2.8	9.3	50.7
Operating income	249.0	145.1	(202.0)	192.1
Net interest and other finance costs				28.4
Income before income taxes				163.7

	Year ended March 31, 2019
	Direct-to-Consumer	Wholesale	Other	Total
	$	$	$	$
Revenue	431.3	394.7	4.5	830.5
Cost of sales	106.7	202.2	4.8	313.7
Gross profit	324.6	192.5	(0.3)	516.8
Selling, general and administrative expenses	93.9	39.1	169.1	302.1
Depreciation and amortization	7.4	2.3	8.3	18.0
Operating income	223.3	151.1	(177.7)	196.7
Net interest and other finance costs				14.2
Income before income taxes				182.5

	Year ended March 31, 2018
	Direct-to-Consumer	Wholesale	Other	Total
	$	$	$	$
Revenue	255.0	334.6	1.6	591.2
Cost of sales	65.2	177.1	1.3	243.6
Gross profit	189.8	157.5	0.3	347.6
Selling, general and administrative expenses	58.0	34.4	107.7	200.1
Depreciation and amortization	3.6	2.0	3.8	9.4
Operating income	128.2	121.1	(111.2)	138.1
Net interest and other finance costs				12.9
Income before income taxes				125.2

Schedule of Geographical Areas
The Company determines the geographic location of revenue based on the location of its customers.

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
	$	$	$
Canada	293.1	293.3	228.8
United States	279.0	251.1	184.2
Asia	199.9	112.1	36.1
Europe and Rest of World	186.1	174.0	142.1
Revenue	958.1	830.5	591.2